Operating Leases (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Leases
Note 7 – Operating Leases
The Company has operating leases for two offices with terms that expire in 2023 and 2025, respectively. The Company estimates its incremental borrowing rate at lease commencement to determine the present value of lease payments as most of the Company's leases do not provide an implicit rate of return. The Company recognizes lease expense on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, the Company elected to account for non-lease components associated with its leases and lease components as a single lease component. Each of the Company's leases includes options for the Company to extend the lease term and/or sub-lease space in whole or in part.
Operating lease liabilities and right-of-use assets were recorded in the following captions of our balance sheet were as follows (in thousands):
	March 31, 2022	December 31, 2021
Right-of Use Assets:
Other assets	$667	$724
Total Right-of-Use Asset	$667	$724

Operating Lease Liabilities:
Accrued liabilities	$205	$229
Other long-term liabilities	421	485
Total Operating Lease Liabilities	$626	$714
As of March 31, 2022, the weighted average remaining lease term for our operating leases was 2.3 years, and the weighted average discount rate for our operating leases was 9.625%. Future minimum lease payments under the lease agreements as of March 31, 2022 were as follows (in thousands):
Years ended	Operating Leases
2022	181
2023	217
2024	190
2025	143
Total lease payments	731
Less: Amounts representing interest	(105)
Present value of lease liabilities	$626

Note 8 – Operating Leases
The Company adopted ASU No. 2016-02, Leases (Topic 842) on January 1, 2019 and recognized leases with duration greater than 12 months on the balance sheet using the modified retrospective approach. The Company has operating leases for two offices with terms that expire in 2023 and 2025, respectively. The Company estimates its incremental borrowing rate at lease commencement to determine the present value of lease payments as most of the Company's leases do not provide an implicit rate of return. The Company recognizes lease expense on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, the Company elected to account for non-lease components associated with its leases and lease components as a single lease component. Each of the Company's leases includes options for the Company to extend the lease term and/or sub-lease space in whole or in part.
Operating lease liabilities and right-of-use assets were recorded in the following captions of our balance sheet as follows (in thousands):
	December 31, 2021	December 31, 2020
Right-of Use Assets:
Other assets	$724	$574
Total Right-of-Use Asset	$724	$574

Operating Lease Liabilities:
Accrued liabilities	$229	$370
Other long-term liabilities	485	254
Total Operating Lease Liabilities	$714	$624
As of December 31, 2021, the weighted average remaining lease term for our operating leases was 2.50 years, and the weighted average discount rate for our operating leases was 9.625%. Future minimum lease payments under the lease agreements as of December 31, 2021 were as follows (in thousands):
Years ended	Operating Leases
2022	$286
2023	217
2024	190
2025	143
Total lease payments	836
Less: Amounts representing interest	(122)
Present value of lease liabilities	$714